UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


         Report for the Calendar Year or Quarter End: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):[ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Redbrick Capital Management, L.P.
Address:                   75 Park Plaza
                           Boston, MA 02116



13F File Number:  28-11687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Sherri Pelski
Title:     Chief Financial Officer
Phone:     617-892-8950

Signature, Place and Date of Signing:

/s/ Sherri Pelski                      Boston, MA             5/11/06
-----------------------------       -----------------      -------------------
    [Signature]                       [City, State]              [Date]


Report Type:  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None


                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:                0
List of Other Included Managers:                  N/A

Form 13F Information Table Entry Total:           41
Form 13F Information Table Value Total:           $253,685
                                                  (thousands)

List of Other Included Managers:                  None

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                        Redbrick Capital Management, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/06


Column 1                  Column 2         Column 3    Column 4         Column 5       Column 6     Column 7         Column 8

                          TITLE OF                      VALUE     SHARES/    SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             CLASS             CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS*    SOLE   SHARED  NONE

ANIXTER INTERNATIONAL INC   CNV              035290AG0     3,606  5,000,000  PRN         SOLE                   5,000,000
BRONCO DRILLING COMPANY, IN COM              112211107       471     17,900  SH          SOLE                      17,900
BUILDING MATERIAL HOLDING C COM              120113105       407     11,400  SH          SOLE                      11,400
CABLEVISION NY GROUP CLASS  COM              12686C109     2,003     75,000  SH          SOLE                      75,000
CALL/BSX(BSXEE)             CALL             101137107     3,342    145,000  SH   CALL   SOLE                     145,000
CALL/GOOG(GOPFK)            CALL             38259P508     3,900     10,000  SH   CALL   SOLE                      10,000
CAPITAL ONE FINL CORP       COM              14040H105    11,756    146,000  SH          SOLE                     146,000
CARNIVAL CORP               DBCV 2.000% 4/1  143658AN2    24,045 19,500,000  PRN         SOLE                  19,500,000
CENTERPOINT ENERGY CONV BD  CNV              15189TAM9    36,424 33,000,000  SH          SOLE                  33,000,000
CEPHALON INC                NOTE 2.000% 6/0  156708AP4     7,076  5,000,000  PRN         SOLE                   5,000,000
COMMERCIAL METALS CO CMN    COM              201723103       535     10,000  SH          SOLE                      10,000
COMPUTER ASSOC 1.625%       CNV              204912AQ2    20,869 15,000,000  SH          SOLE                  15,000,000
CONEXANT SYSTEMS INC CMN    COM              207142100       135     39,000  SH          SOLE                      39,000
DUKE ENERGY CORP            NOTE 1.750% 5/1  264399EJ1    15,372 12,500,000  PRN         SOLE                  12,500,000
EAGLE MATERIALS INC CMN     COM              26969P108       580      9,100  SH          SOLE                       9,100
GARMIN LTD. CMN             COM              G37260109       572      7,200  SH          SOLE                       7,200
GOOGLE, INC. CMN CLASS A    COM              38259P508     1,677      4,300  SH          SOLE                       4,300
GUIDANT CORPORATION CMN     COM              401698105    10,148    130,000  SH          SOLE                     130,000
HCC INSURANCE HOLDINGS, INC CNV              404132AB8    11,531  7,500,000  PRN         SOLE                   7,500,000
HELIX ENERGY SOLUTIONS GROU COM              42330P107       531     14,000  SH          SOLE                      14,000
HILTON HOTELS CORPORATION   CNV              432848AZ2     6,069  5,000,000  PRN         SOLE                   5,000,000
HSBC HLDGS PLC              SPON ADR NEW     404280406     1,206     14,400  SH          SOLE                      14,400
HSBC HLDGS PLC              SPON ADR NEW     404280406     3,720     44,400  SH   PUT    SOLE                      44,400
HUDSON CITY BANCORP INC CMN COM              443683107     6,911    520,000  SH          SOLE                     520,000
HUNTSMAN CORP               COM              447011107     4,053    210,000  SH          SOLE                     210,000
IPSCO INC CMN               COM              462622101       474      4,550  SH          SOLE                       4,550
JLG INDS INC CMN            COM              466210101       382     12,400  SH          SOLE                      12,400
KOOKMIN BANK SPONSORED ADR  COM              50049M109       445      5,200  SH          SOLE                       5,200
LAMSON & SESSION CO. CMN    COM              513696104       501     18,000  SH          SOLE                      18,000
LUCENT TECHNOLOGIES 2.75%   CNV              549463AG2    10,625 10,000,000  SH          SOLE                  10,000,000
MAGELLAN HLTH               COM              559079207     8,094    200,000  SH          SOLE                     200,000
NUCOR CORP CMN              COM              670346105       624      5,950  SH          SOLE                       5,950
OMNICARE, INC. 3.25000000   CNV              681904AL2     9,700 10,000,000  PRN         SOLE                  10,000,000
OPTIMAL GROUP INC CMN CLASS COM              68388R208       325     22,400  SH          SOLE                      22,400
PUT/GOOG(GOPRB)             PUT              38259P508     3,900     10,000  SH   PUT    SOLE                      10,000
SVB FINANCIAL GROUP 0%      CNV              827064AC0    20,843 13,150,000  PRN         SOLE                  13,150,000
SYNERON MEDICAL LTD. CMN    COM              M87245102       207      7,100  SH          SOLE                       7,100
TEVA PHARMACEUTICAL FIN LLC CNV              88164RAB3    12,063 10,000,000  PRN         SOLE                  10,000,000
TYCO INTL GROUP S A         DBCV 3.125% 1/1  902118BG2     6,407  5,000,000  PRN         SOLE                   5,000,000
WATSON PHARMACEUTICALS INC  CALL             9426831AG     1,078     37,500  SH   CALL   SOLE                      37,500
WATSON PHARMACEUTICALS INC  PUT              9426831MG     1,078     37,500  SH   PUT    SOLE                      37,500
                                                         253,685
